Other non current assets (Tables)	6 Months Ended
Jun. 30, 2014
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,	June 30,
	2013	2014
Deferred mobilization expenses	$73,806	$75,532
Security deposits for derivatives	550	550
Prepaid investments	21,554	48,097
Other	7,525	-
Total	$103,435	$124,179